Statements of Financial Position - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Statement of financial position [abstract]
Cash	$ 951,807	$ 1,704,908
Amounts receivable and prepaid expenses	155,835	436,788
Marketable securities	123,912	187,425
Total Current Assets	1,231,554	2,329,121
Non-current Assets
Reclamation deposits	11,000	11,000
Equipment	1,336	1,822
Exploration and evaluation assets	5,956,076	6,955,451
Total Non-current Assets	5,968,412	6,968,273
Total Assets	7,199,966	9,297,394
Accounts payable and accrued liabilities	558,765	236,583
Due to related parties	142,889	254,869
Flow-through share premium liability	218,207	159,579
Total Liabilities	919,861	651,031
SHAREHOLDERS' EQUITY
Share capital	59,917,903	59,102,110
Warrants reserve	2,834,521	2,834,521
Share-based payments reserve	3,020,382	2,889,068
Deficit	(59,492,701)	(56,179,336)
Total Shareholders’ Equity	6,280,105	8,646,363
Total Liabilities and Shareholders’ Equity	$ 7,199,966	$ 9,297,394